Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE
The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers
(“Non-PEO
NEOs”) and certain measures of the Company’s financial performance for the last four fiscal years ended December 31, 2023:

Year	Summary Compensation Table Total for PEO ($) (a)	Compensation Actually Paid to PEO ($) (a) (b) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($) (a) (b) (c)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Bil.)	After-Tax Return on Revenue (%)
					Total Shareholder Return ($) (d)	Peer Group Total Shareholder Return ($) (d) (e)
2023	15,658,665	21,916,311	4,361,213	5,510,635	214.16	224.50 / 219.92	4.6	13.1
2022	13,255,737	15,910,278	3,658,626	4,472,884	138.21	178.91	3.0	10.4
2021	12,800,753	10,086,318	3,743,979	3,261,059	118.05	162.86	1.9	7.9
2020	8,770,878	6,840,581	3,762,789	3,143,617	111.74	132.46	1.3	6.9

(a)
R. P. Feight was the PEO in 2023, 2022, 2021 and 2020. H. C. Schippers, C. M. Dozier, D. C. Siver and T. R. Hubbard were the
Non-PEO
NEOs in 2023. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the
Non-PEO
NEOs in 2022 and 2021. H. C. Schippers, M. T. Barkley, T. K. Quinn and D. C. Siver were the
Non-PEO
NEOs in 2020.

(b)	The “compensation actually paid” to our PEO and Non-PEO NEOs in 2023 reflects the following adjustments from the Summary Compensation Table:

PEO
Summary Compensation Table Total	$15,658,665
Deducted Change in Pension Value in Summary Compensation Table	($4,486,196)
Added pension plan service cost and prior service cost	$459,662
Deducted Stock and Option Awards values reported in Summary Compensation Table	($6,119,374)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$7,694,309
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$8,489,767
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$219,478
Compensation Actually Paid	$21,916,311

Non-PEO NEOs
Average Summary Compensation Table Total	$4,361,213
Deducted average Change in Pension Value in Summary Compensation Table	($1,210,305)
Added average pension plan service cost and prior service cost	$247,093
Deducted average Stock and Option Awards values reported in Summary Compensation Table	($1,326,047)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$1,790,844
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$1,605,555
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$42,282
Average Compensation Actually Paid	$5,510,635

(c)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (
i.e.,
term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted stock/RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of fiscal year end and as of each date of vest.

(d)
Total shareholder return is based on a $100 investment as of December 31, 2019 and determined using Standard and Poor’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.

(e)
Effective January 1, 2023, the Company revised its Peer Companies to include Daimler Truck Holdings AG, Iveco Group N.V. and Terex Corporation and removed CNH Industrial N.V., which spun-off
Iveco, and Dana Incorporated. For 2023, the total shareholder return of the current Peer Group is listed first and the prior Peer Group is listed second.

Company Selected Measure Name	After-Tax Return on Revenue
Named Executive Officers, Footnote	R. P. Feight was the PEO in 2023, 2022, 2021 and 2020. H. C. Schippers, C. M. Dozier, D. C. Siver and T. R. Hubbard were the
Non-PEO
NEOs in 2023. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the
Non-PEO
NEOs in 2022 and 2021. H. C. Schippers, M. T. Barkley, T. K. Quinn and D. C. Siver were the
Non-PEO
	NEOs in 2020.
Peer Group Issuers, Footnote
(d)
Total shareholder return is based on a $100 investment as of December 31, 2019 and determined using Standard and Poor’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.

(e)
Effective January 1, 2023, the Company revised its Peer Companies to include Daimler Truck Holdings AG, Iveco Group N.V. and Terex Corporation and removed CNH Industrial N.V., which spun-off
Iveco, and Dana Incorporated. For 2023, the total shareholder return of the current Peer Group is listed first and the prior Peer Group is listed second.

PEO Total Compensation Amount	$ 15,658,665	$ 13,255,737	$ 12,800,753	$ 8,770,878
PEO Actually Paid Compensation Amount	$ 21,916,311	15,910,278	10,086,318	6,840,581
Adjustment To PEO Compensation, Footnote

PEO
Summary Compensation Table Total	$15,658,665
Deducted Change in Pension Value in Summary Compensation Table	($4,486,196)
Added pension plan service cost and prior service cost	$459,662
Deducted Stock and Option Awards values reported in Summary Compensation Table	($6,119,374)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$7,694,309
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$8,489,767
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$219,478
Compensation Actually Paid	$21,916,311

Non-PEO NEO Average Total Compensation Amount	$ 4,361,213	3,658,626	3,743,979	3,762,789
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,510,635	4,472,884	3,261,059	3,143,617
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs
Average Summary Compensation Table Total	$4,361,213
Deducted average Change in Pension Value in Summary Compensation Table	($1,210,305)
Added average pension plan service cost and prior service cost	$247,093
Deducted average Stock and Option Awards values reported in Summary Compensation Table	($1,326,047)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$1,790,844
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$1,605,555
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$42,282
Average Compensation Actually Paid	$5,510,635

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The following table lists the most important financial performance measures used to link compensation actually paid to the PEO and
Non-PEO
NEOs for the fiscal year ended December 31, 2023:

•	Net Income

•	After-Tax Return on Revenue

•	Three-Year Change in Net Income

•	Return on Sales

•	Return on Capital
The Company’s use of these financial performance measures is described in the Compensation Discussion and Analysis section under the headings “Annual Incentive Cash Compensation (“IC”)” and “Long-Term Incentive Compensation (“LTIP”).”

Total Shareholder Return Amount	$ 214.16	138.21	118.05	111.74
Peer Group Total Shareholder Return Amount	224.5	178.91	162.86	132.46
Net Income (Loss)	$ 4,600,000,000	$ 3,000,000,000	$ 1,900,000,000	$ 1,300,000,000
Company Selected Measure Amount	0.131	0.104	0.079	0.069
PEO Name	R. P. Feight	R. P. Feight	R. P. Feight	R. P. Feight
Prior Peer Group Total Shareholder Return Amount	$ 219.92
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	After-Tax Return on Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Change in Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Capital
PEO | Change in Pension Value in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,486,196)
PEO | Pension plan service cost and prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,662
PEO | Stock and Option Awards values reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,119,374)
PEO | Fair Value At Fiscal YearEnd Of Stock And Option Awards Granted During Covered Year That Remain Outstanding And Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,694,309
PEO | Change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,489,767
PEO | Dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,478
Non-PEO NEO | Change in Pension Value in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,210,305)
Non-PEO NEO | Pension plan service cost and prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,093
Non-PEO NEO | Stock and Option Awards values reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,326,047)
Non-PEO NEO | Fair Value At Fiscal YearEnd Of Stock And Option Awards Granted During Covered Year That Remain Outstanding And Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,844
Non-PEO NEO | Change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,605,555
Non-PEO NEO | Dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,282